Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018
Income taxes
Statutary rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 1,113,712	$ 810,641	$ 672,298
Deferred ISR		7,691	2,432	74,484
Income tax expense	$ 57,050	$ 1,121,403	$ 813,073	$ 746,782